Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 616,494	$ 689,355	$ 679,918
Time charter, voyage and logistics business expenses	(269,279)	(273,312)	(285,742)
Direct vessel expenses	(117,790)	(117,269)	(97,925)
General and administrative expenses	(51,331)	(52,852)	(58,604)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Provision for losses on accounts receivable	(17,136)	(239)	(4,660)
Interest income	2,717	4,120	3,642
Interest expense and finance cost, net	(106,196)	(107,181)	(106,022)
(Loss)/gain on derivatives	(196)	(165)	4,064
Gain on sale of assets	323	38,822	55,432
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other income	189,239	1,660	10,349
Other expense	(10,993)	(12,990)	(11,303)
Income before equity in net earnings of affiliated companies	127,646	6,030	105,098
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Income before taxes	175,874	41,276	145,683
Income tax (expense)/benefit	(312)	56	(414)
Net income	175,562	41,332	145,269
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		(27)
Preferred stock dividends attributable to the noncontrolling interest		12
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Income attributable to Navios Holdings common stockholders, basic	173,780	39,115	143,307
Income attributable to Navios Holdings common stockholders, diluted	175,485	40,811	146,878
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 1.72	$ 0.39	$ 1.43
Weighted average number of shares, basic	101,232,720	100,926,448	100,518,880
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 1.58	$ 0.37	$ 1.26
Weighted average number of shares, diluted	111,033,758	110,323,652	116,182,356
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,838	14,859	162,737
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total comprehensive income attributable to Navios Holdings common stockholders	$ 168,761	$ 14,353	$ 163,225